INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Period adjustments to adjust previously reported purchase price allocations	$ 4.7
Non-capital loss carry forwards	$ 1,716.0	$ 1,871.6